Property, Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2020
Statement [line items]
Schedule of Property, Plant and Equipment, Net
a)
An analysis of activity in property, plant and equipment, net for the years ended December 31, 2018, 2019 and 2020 is as follows:

	At December 31, 2017		Additions		Retirements		Business combinations	Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31, 2018
Cost
Network in operation and equipment	Ps.	989,665,946	Ps.	68,900,443	Ps.	(1,610,246)	Ps.128,246	Ps.	(87,888,453)	Ps.	—	Ps.	969,195,936
Land and buildings		62,584,189		4,429,433		(3,987,671)	8,874		(5,904,499)		—		57,130,326
Other assets		150,315,807		25,268,252		(13,377,798)	2,578		(12,399,702)		—		149,809,137
Construction in process and advances plant suppliers (1)		74,121,374		92,285,397		(76,978,798)	1,379		(8,336,823)		—		81,092,529
Spare parts for operation of the network		26,591,598		49,380,349		(44,626,488)	1,939		(2,902,869)		—		28,444,529

Total		1,303,278,914		240,263,874		(140,581,001)	143,016		(117,432,346)		—		1,285,672,457

Accumulated depreciation
Network in operation and equipment		552,345,509		—		(28,712,096)	—		(67,907,227)		104,279,361		560,005,547
Buildings		10,655,285		—		(2,311,442)	—		(2,157,996)		2,625,102		8,810,949
Other assets		63,359,529		—		(2,418,837)	—		(6,579,983)		22,172,785		76,533,494
Spare parts for operation of the network		575,393		—		(160,696)	—		(131,429)		38,479		321,747

Total	Ps.	626,935,716	Ps.	—	Ps.	(33,603,071)	Ps. —	Ps.	(76,776,635)	Ps.	129,115,727	Ps.	645,671,737

Net Cost	Ps.	676,343,198	Ps.	240,263,874	Ps.	(106,977,930)	Ps.143,016	Ps.	(40,655,711)	Ps.	(129,115,727)	Ps.	640,000,720

	At December 31, 2018		Additions		Retirements		Business combinations		Effect of translation of foreign subsidiaries and hyperinflation adjustment	Depreciation for the year		At December 31, 2019
Cost
Network in operation and equipment	Ps.	969,195,936	Ps.	82,992,062	Ps.	(13,417,360)	Ps.	9,572,805	Ps.(57,669,840)	Ps.	—	Ps.	990,673,603
Land and buildings		57,130,326		1,530,677		(4,025,222)		115,935	(3,950,463)		—		50,801,253
Other assets		149,809,137		26,881,611		(7,594,735)		1,021,051	(7,776,500)		—		162,340,564
Construction in process and advances plant suppliers (1)		81,092,529		82,640,305		(76,892,011)		209,790	(5,511,439)		—		81,539,174
Spare parts for operation of the network		28,444,529		44,776,904		(36,525,735)		—	(2,462,605)		—		34,233,093

Total		1,285,672,457		238,821,559		(138,455,063)		10,919,581	(77,370,847)		—		1,319,587,687

Accumulated depreciation
Network in operation and equipment		560,005,547		—		(24,954,514)		—	(47,778,627)		93,097,695		580,370,101
Buildings		8,810,949		—		(287,072)		—	(1,386,974)		2,330,405		9,467,308
Other assets		76,533,494		—		(695,425)		—	(4,754,982)		19,249,104		90,332,191
Spare parts for operation of the network		321,747		—		(283,986)		—	(79,226)		116,182		74,717

Total	Ps.	645,671,737	Ps.	—	Ps.	(26,220,997)	Ps.	—	Ps.(53,999,809)	Ps.	114,793,386	Ps.	680,244,317

Net Cost	Ps.	640,000,720	Ps.	238,821,559	Ps.	(112,234,066)	Ps.	10,919,581	Ps.(23,371,038)	Ps.	(114,793,386)	Ps.	639,343,370

	At December 31, 2019		Additions		Retirements		Business combinations		Revaluation adjustments		Transfers			Effect of translation of foreign subsidiaries and hyperinflation adjustment		Depreciation for the year		At December 31, 2020
Cost
Network in operation and equipment	Ps.	990,673,603	Ps.	90,387,449	Ps.	(19,574,391)	Ps.	996,974	Ps.	107,152,628	Ps.	(62,050,212)		Ps.	(49,993,808)	Ps.	—	Ps.	1,057,592,243
Land and buildings		50,801,253		570,062		(2,853,037)		—		—		—			369,300		—		48,887,578
Other assets		162,340,564		17,474,218		(14,454,598)		55,848		—		—			(8,393,187)		—		157,022,845
Construction in process and advances plant suppliers (1)		81,539,174		59,635,316		(68,661,847)		1,099		—		—			(5,011,829)		—		67,501,913
Spare parts for operation of the network		34,233,093		30,721,413		(37,829,818)		—		—		—			(2,328,430)		—		24,796,258

Total		1,319,587,687		198,788,458		(143,373,691)		1,053,921		107,152,628		(62,050,212)			(65,357,954)		—		1,355,800,837

Accumulated depreciation
Network in operation and equipment		580,370,101		—		(25,726,856)		—		—		(62,050,212	) (2)		(58,055,450)		96,729,723		531,267,306
Buildings		9,467,308		—		(1,663,796)		—		—		—			(622,253)		1,906,140		9,087,399
Other assets		90,332,191		—		(9,317,821)		—		—		—			(5,120,175)		16,549,822		92,444,017
Spare parts for operation of the network		74,717		—		(176,131)		—		—		—			38,898		135,000		72,484

Total	Ps.	680,244,317	Ps.	—	Ps.	(36,884,604)	Ps.	—	Ps.	—	Ps.	(62,050,212)		Ps.	(63,758,980)	Ps.	115,320,685	Ps.	632,871,206

Net Cost	Ps.	639,343,370	Ps.	198,788,458	Ps.	(106,489,087)	Ps.	1,053,921	Ps.	107,152,628	Ps.	—		Ps.	(1,598,974)	Ps.	(115,320,685)	Ps.	722,929,631

(1)	Construction in progress includes fixed and mobile network facilities as well as satellite developments and fiber optic which is in the process of being installed.
(2)	This transfer relates to the accumulated depreciation as at the revaluation date that was eliminated against the gross carrying amount of the revalued asset.

Schedule of Relevant Information Related to Computation of Capitalized Borrowing Costs

	Year ended December 31,
	2018		2019		2020
Amount invested in the acquisition of qualifying assets	Ps.	45,456,630	Ps.	50,783,957	Ps.	46,528,232
Capitalized interest		2,020,288		2,233,358		1,771,613
Capitalization rate		4.4%		4.4%		3.8%

Summary of fair value measurement for the revalued telecommunications towers

2020
Book value as of December 31, 2020 (cost model)	Ps.615,777,003
Supplement for change in accounting policy	107,152,628

Book value and fair value as of December 31, 2020 (revaluation model)	722,929,631